Accounting Policies - Estimated Useful Life of Depreciable Assets (Details)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Period to qualify assets to condition necessary for intended use or sale	18 months
Minimum | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	25 years
Minimum | Plant and machinery
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	4 years
Minimum | Furniture, tools and other items
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	2 years
Maximum | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	40 years
Maximum | Plant and machinery
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	30 years
Maximum | Furniture, tools and other items
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	10 years